SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax payable	$ 140,753	$ 326,389
Service tax payable	633,881	495,156
Less: tax prepaid		(482,195)
Total	774,634	339,350
Prepaid income tax	$ 1,169,394